Related parties (Details) - director	6 Months Ended
	Jun. 30, 2025	May 01, 2025	Apr. 30, 2025
Disclosure of transactions between related parties [abstract]
Number of board members		8	7
Number of newly appointed directors	3
Number of directors retired	2